Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Given that these Board meetings are held on a predetermined schedule and that the awards are granted following the Company’s release of material nonpublic information, neither the disclosure of financial results, nor the grant timing of the awards in relation to the disclosure of such material nonpublic information, is intended to have any impact on the value of the LTIP awards received by our executives.
Award Timing Method	The independent Directors, upon the recommendation of the MCC, approve annually the aggregate grant date target value for awards under the Chevron Corporation 2022 Long-Term Incentive Plan (LTIP) for the CEO and ratify the aggregate grant date target value of annual LTIP awards for the other NEOs, including awards of stock options. These actions are taken each January at a regularly scheduled meeting of the Board.
Award Timing, How MNPI Considered	While these regularly scheduled Board meetings occur close in time to the date when Chevron typically issues a news release announcing its unaudited fourth quarter earnings results, material nonpublic information regarding the Company’s financial results is not taken into account when determining the grant date target value and the terms of the annual LTIP awards. Further, these awards are granted with a future grant date (e.g., February 6 for 2024 awards) that falls within the “trading window period” under the Company’s insider trading policy that follows the Company’s public release of earnings information.
MNPI Disclosure Timed for Compensation Value	false